UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stanfield Capital Partners LLC
Address:  430 Park Avenue
          New York, New York 10022

13F File Number: 28-11184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Carolyn Miller
Title:  Senior Compliance Officer
Phone:  212-891-9680

Signature,                               Place,             and Date of Signing:

/s/ Carolyn Miller                       New York, NY             11/14/2006
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   32

Form 13F Information Table Value Total:   917,153
                                        (thousands)

List of Other Included Managers: N/A

                                 TITLE OF                      VALUE      SHARES/   SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
          NAME OF ISSUER          CLASS            CUSIP      (x$1000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
------------------------------   --------        ---------   ----------  ---------- ---  ----  -------  --------  ----  ------  ----
American Tower Corp.             NOTE 3.000%
                                 - 08/2012       029912AR3   14,062,500       7,500 Sh         Sole     No        Sole
American Tower Corp.             COM             029912201   18,250,000     500,000 Sh         Sole     No        Sole
Arvinmeritor Inc.                NOTE 4.625%
                                 - 03/2026       043353AF8    9,725,000      10,000 Sh         Sole     No        Sole
Atlas Air                        COM             049164205   40,256,000     925,000 Sh         Sole     No        Sole
Bally Technologies Inc           COM             05874B107   14,960,000     850,000 Sh         Sole     No        Sole
Cell Genesys, Inc.               NOTE 3.125%
                                 - 11/2011       150921AB0    8,000,000      10,000 Sh         Sole     No        Sole
Continental Airlines             NOTE 5.000%
                                 - 06/2023       210795PJ3   73,012,500      45,000 Sh         Sole     No        Sole
Crown Castle Operating Co.       COM             228227104   11,453,000     325,000 Sh         Sole     No        Sole
Exide Corporation                Convert -
                                 09/2013
                                 (L-150)         302051AL1   22,780,000      33,500 Sh         Sole     No        Sole
Fairfax Finl Hldgs Ltd           Put             303901952      374,365     158,700      PUT   Sole     No        Sole
Fibertower Corp                  COM             31567R100   37,563,750   3,975,000 Sh         Sole     No        Sole
Globix Corporation               COM             37957F200    5,812,500   1,250,000 Sh         Sole     No        Sole
General Mtrs Corp                Put             370442955       67,500     450,000      PUT   Sole     No        Sole
Grey Wolf Inc.                   COM             397888108   13,360,000   2,000,000 Sh         Sole     No        Sole
Huntsman LLC                     COM             447011107    3,561,740     195,700 Sh         Sole     No        Sole
ICO Global Comm Hldgs Ltd        COM             44930K108    8,570,250   1,465,000 Sh         Sole     No        Sole
Jetbue Airways Corp.             Note 3.75%
                                 3/2035          477143AC5   13,331,250      15,000 Sh         Sole     No        Sole
Krispy Kreme                     Put             501014954       65,000     200,000      PUT   Sole     No        Sole
Loral Space & Communications
  Ltd.                           COM             543881106   12,502,000     475,000 Sh         Sole     No        Sole
Mirant Corporation               COM             60467R100  298,361,750  10,925,000 Sh         Sole     No        Sole
Mirant Corporation               *W EXP
                                 01/03/201       60467R118    4,335,000     425,000 Sh         Sole     No        Sole
NRG Energy Inc.                  COM             629377508   91,732,500   2,025,000 Sh         Sole     No        Sole
NRG Energy Inc.                  PFD CONV 5.75%  629377870   11,864,000      50,000 Sh         Sole     No        Sole
Oil Service Holdrs TR            Depositry Rcpt  678002106   31,164,000     240,000 Sh         Sole     No        Sole
Portland General Electric
  Company                        COM             736508847   15,866,500     650,000 Sh         Sole     No        Sole
RCN Corporation                  COM             749361200   20,517,500     725,000 Sh         Sole     No        Sole
Sepracor Inc.                    NOTE Zero
                                 Coupon -
                                 10/2024         817315AW4   21,937,500      22,500 Sh         Sole     No        Sole
Six Flags Inc                    Put             83001P959       60,000     300,000      PUT   Sole     No        Sole
Suncor Energy Inc                COM             867229106   40,095,000     500,000 Sh         Sole     No        Sole
Transocean Inc.                  COM             G90078109   23,799,750     325,000 Sh         Sole     No        Sole
Todco                            COM             88889T107   15,570,000     450,000 Sh         Sole     No        Sole
United Air Lines, Inc.           COM             902549807   34,142,450   1,285,000 Sh         Sole     No        Sole
Total                                                       917,153,305